Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares (US$0.32 par value)	Class B Ordinary Shares (US$0.32 par value)	Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2024			$ 1,250	$ 7,037,503	$ 361,083	$ 3,201,818	$ (335,120)	$ 10,266,534
Balance (in Shares) at Dec. 31, 2024	[1]		3,906
Share issuance upon the initial public offering		$ 200		7,999,800				8,000,000
Share issuance upon the initial public offering (in Shares)	[1]	625
Net income (loss)						(1,975,420)		(1,975,420)
Share-based compensation		$ 140		1,763,860				1,764,000
Share-based compensation (in Shares)	[1]	438
Offering cost incurred for initial public offering				(2,422,425)				(2,422,425)
Foreign currency translation adjustment							218,808	218,808
Balance at Jun. 30, 2025		$ 340	$ 1,250	14,378,738	361,083	1,226,398	(116,312)	15,851,497
Balance (in Shares) at Jun. 30, 2025	[1]	1,063	3,906
Balance at Dec. 31, 2025		$ 640	$ 1,250	17,727,063	361,083	(2,244,434)	289,267	16,134,869
Balance (in Shares) at Dec. 31, 2025	[1]	2,000	3,908
Issuance of Class A ordinary shares in PIPE offering		$ 20,201		32,324,041				32,344,242
Issuance of Class A ordinary shares in PIPE offering (in Shares)	[1]	63,129
Issuance of Class A ordinary shares under ATM offering		$ 314,004		20,836,490				21,150,494
Issuance of Class A ordinary shares under ATM offering (in Shares)	[1]	981,261
Net income (loss)						1,009,010		1,009,010
Appropriated statutory surplus reserves					178,423	(178,423)
Foreign currency translation adjustment							839,927	839,927
Balance at Jun. 30, 2026		$ 334,845	$ 1,250	$ 70,887,594	$ 539,506	$ (1,413,847)	$ 1,129,194	$ 71,478,542
Balance (in Shares) at Jun. 30, 2026	[1]	1,046,390	3,908

[1]	The numbers of shares are presented on a retrospective basis to be adjusted to reflect the 1-for-16 share consolidation effective April 6, 2026 and the subsequent 1-for-200 share consolidation effective July 6, 2026.